7. SUBORDINATED DEBT: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2021	$6,068,119	$16,410,974
2022	5,219,163	7,405,587
2023	9,010,098	2,940,375
2024	9,778,019	3,318,463
	$30,075,399	$30,075,399